Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions
General and administrative expense	$ 13,362	$ 18,960	$ 19,401
Vessel operating costs	75,333	74,798	76,742
Financial costs	37,297	50,987	71,998
(Loss)/gain on derivatives	(2,496)	14,929	12,795
Net pool allocation			(1,058)
GasLog Ltd. / GasLog LNG Services | Commercial management fee
Transactions
General and administrative expense	5,400	5,400	5,400
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	4,708	7,838	8,963
GasLog Ltd. | Interest expense under Sponsor Credit Facility
Transactions
Financial costs			119
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs	304	305	291
GasLog Ltd. | Realized (gain)/loss on interest rate swaps held for trading
Transactions
(Loss)/gain on derivatives	4,586	4,347	(2,358)
GasLog Ltd. | Realized loss on forward foreign exchange contracts held for trading
Transactions
(Loss)/gain on derivatives		61	1,295
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	7,728	7,728	7,728
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 30	$ 40	65
Cool Pool | Adjustment for net pool allocation
Transactions
Net pool allocation			$ (1,058)